Lessee Operating Leases (Tables)	12 Months Ended
Jun. 30, 2025
Lessee Disclosure [Abstract]
Schedule of Operating and Variable Lease Cost	The following table summarizes operating and variable lease cost and cash paid for amounts included in the measurement of lease liabilities for the years ended June 30, 2025 and 2024:

	For the twelve months ended June 30,
(in thousands)	2025	2024
Operating lease cost	$492	$399
Variable lease cost	59	66
Cash paid for operating leases	493	436

Schedule of Details of Leases Presented in Balance Sheets

The following table provides details on the leases presented in the consolidated balance sheets as of June 30, 2025 and 2024:

	June 30, 2025	June 30, 2024
Weighted-average remaining life	4.3 years	1.9 years
Weighted-average discount rate	8.1%	8.9%

Schedule of Maturity Analysis of the Company's Operating Lease Liabilities

The following table provides a maturity analysis of the Company's operating lease liabilities as of June 30, 2025:

(in thousands)	June 30, 2025
For the year ending June 30, 2026	$474
For the year ending June 30, 2027	421
For the year ending June 30, 2028	417
Thereafter	569
Total lease payments	$1,881
Imputed interest	(266)
Total lease liabilities	$1,615